Leases - Summary of Additional Information about Leasing Activities for Lessor Included in Consolidated Balance Sheet (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure Of Quantitative Information About Leases For Lessor [Line Items]
Current lease receivables	$ 4.8	₨ 391.4	₨ 289.2
Non-current lease receivables	65.6	5,391.3	4,307.0
Total lease receivables	$ 70.4	₨ 5,782.7	₨ 4,596.2